As filed with the Securities and Exchange Commission on April 2, 2010
File Nos. 33-31894 and 811-5954

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 74	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 75	☑

THE CHARLES SCHWAB FAMILY OF FUNDS
(Exact Name of Registrant as Specified in Charter)
211 Main Street, San Francisco, California 94105
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code:
(800) 648-5300
Randall W. Merk
211 Main Street, San Francisco, California 94105
(Name and Address of Agent for Service)
Copies of communications to:

Timothy W. Levin, Esq. Morgan Lewis & Bockius LLP 1701 Market Street Philadelphia, PA 19103	John M. Loder, Esq. Ropes & Gray LLP One International Place Boston, MA 02110-2624	Koji E. Felton, Esq. Charles Schwab Investment Management, Inc. 211 Main Street San Francisco, CA 94105
It is proposed that this filing will become effective (check appropriate box):
☐	Immediately upon filing pursuant to paragraph (b)

☑	On April 30, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 74 to the Registration Statement of The Charles Schwab Family of Funds (the “Registrant”) is being filed for the purpose of delaying the effectiveness of Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission via EDGAR on February 4, 2010 (Accession Number: 0000950123-10-008430) (referred to herein as “PEA No. 73”).
The Registrant’s Prospectuses for the Schwab Money Funds Sweep Investments®: Schwab Money Market FundTM, Schwab Government Money FundTM, Schwab U.S. Treasury Money FundTM and Schwab Cash ReservesTM; Schwab Advisor Cash Reserves® - Sweep Shares and Premier Sweep Shares; Schwab Municipal Money Funds Sweep Investments: Schwab AMT Tax-Free Money FundTM - Sweep Shares, Schwab Municipal Money FundTM - Sweep Shares, Schwab California Municipal Money FundTM - Sweep Shares, Schwab New York AMT Tax-Free Money FundTM - Sweep Shares, Schwab New Jersey AMT Tax-Free Money FundTM - Sweep Shares, Schwab Pennsylvania Municipal Money FundTM - Sweep Shares and Schwab Massachusetts AMT Tax-Free Money FundTM; Schwab Value Advantage Investments TM: Schwab Value Advantage Money Fund®- Investor Shares, Schwab AMT Tax-Free Money FundTM — Value Advantage Shares®, Schwab Municipal Money FundTM — Value Advantage Shares®, Schwab California AMT Tax-Free Money FundTM - Value Advantage Shares®, Schwab California Municipal Money Fund TM - Value Advantage Shares® and Schwab New York AMT Tax-Free Money FundTM — Value Advantage Shares®; Schwab Municipal Money FundTM: Institutional Shares and Select Shares®; Schwab Value Advantage Money Fund®: Institutional Shares and Select Shares®; Schwab Retirement Advantage Money Fund®; Schwab Investor Money Fund® and Schwab Value Advantage Money Fund®- Institutional Prime Shares® (collectively, the “Funds”) are hereby incorporated by reference to Part A of PEA No. 73.
The Registrant’s Statements of Additional Information for the Funds are hereby incorporated by reference to Part B of PEA No. 73.

PART C
OTHER INFORMATION
THE CHARLES SCHWAB FAMILY OF FUNDS
Item 28. Exhibits.

(a)	Articles of Incorporation		Amended and Restated Agreement and Declaration of Trust, dated May 9, 1995, is incorporated herein by reference to Exhibit (1) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on February 13, 1998 (hereinafter referred to as “PEA No. 33”).

(b)	By-laws		Amended and Restated By-Laws of the Registrant, adopted November 16, 2004, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 28, 2005 (hereinafter referred to as “PEA No. 58”).

(c)	Instruments Defining Rights of Shareholders	(i)	Article III, Sections 4 and 5; Article IV, Section 1; Article V; Article VI, Section 2; Article VIII, Section 4; and Article IX, Sections 1, 4 and 7 of the Amended and Restated Agreement and Declaration of Trust, dated as of May 9, 1995, are incorporated herein by reference to Exhibit (1) of PEA No. 33.

		(ii)	Article 9 and Article 11 of the Amended and Restated By-Laws, dated as of November 16, 2004, are incorporated herein by reference to Exhibit (b) of PEA No. 58.

(d)	Investment Advisory Contracts	(i)	Investment Advisory and Administration Agreement between Registrant and Charles Schwab Investment Management, Inc. (the “Investment Adviser”) with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, dated June 1, 2001, is incorporated herein by reference to Exhibit (d)(i) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 25, 2007 (hereinafter referred to as “PEA No. 65”).

		(ii)	Amendment, dated January 1, 2007, to the Investment Advisory and Administration Agreement between Registrant and Investment Adviser with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, dated June 1, 2001, is incorporated herein by reference to Exhibit (d)(ii) of PEA No. 65.

(iii)	Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, with respect to the funds listed on Schedule A thereto, as amended, dated June 15, 1994, is incorporated herein by reference to Exhibit (5)(d) of Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 30, 1997.

(iv)	Schedule A, dated as of October 1, 2007, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser dated June 15, 1994 is incorporated herein by reference to Exhibit (d)(vi) of Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 29, 2008.

(v)	Schedule B, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(v) of PEA No. 65.

(vi)	Schedule C, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(vi) of PEA No. 65.

(vii)	Schedule D, dated as of October 1, 2007, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(vii) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on February 29, 2008 (hereinafter referred to as “PEA No. 68”).

(viii)	Letter of Agreement between Registrant, the Investment Adviser and Charles Schwab & Co., Inc. (“Schwab”), dated April 30, 2009, is incorporated herein by reference to Exhibit (d)(xii) of Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 28, 2009 (hereinafter referred to as “PEA No. 72”).

(ix)	Expense Limitation Agreement, on behalf of the Funds listed on Schedule A, between the Investment Adviser, Schwab and Registrant, dated as of May 2, 2007, is incorporated herein by reference to Exhibit (d)(xii) of Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on July 18, 2007.

		(x)	Schedule A, dated as of April 30, 2009, to the Expense Limitation Agreement between the Investment Adviser, Schwab and Registrant, dated as of May 2, 2007, is incorporated herein by reference to Exhibit (d)(x) of PEA No. 72.

		(xi)	Expense Waiver Reimbursement Agreement between the Investment Adviser, Schwab and Registrant, dated December 22, 2009 is filed herewith.

(e)	Underwriting Contracts		Amended and Restated Distribution Agreement between Registrant and Schwab dated July 1, 2009 is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, (File No. 811-5954), electronically filed with the SEC on February 4, 2010.

(f)	Bonus or Profit Sharing Contracts		Inapplicable.

(g)	Custodian Agreements		Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 28, 2006 (hereinafter referred to as “PEA No. 59”).

(h)	Other Material Contracts	(i)	Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. dated July 1, 2009 is incorporated herein by reference to Exhibit (h)(i) of Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, (File No. 811-5954), electronically filed with the SEC on February 4, 2010.

		(ii)	Shareholder Servicing and Sweep Administration Plan dated July 1, 2009 is incorporated herein by reference to Exhibit (h)(ii) of Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, (File No. 811-5954), electronically filed with the SEC on February 4, 2010.

		(iii)	Master Fund Accounting and Services Agreement between Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (g)(ix) of PEA No. 59.

(i)	Legal Opinion		Opinion and Consent of Counsel to be filed by amendment.

(j)	Other Opinions	(i)	Consent of Independent Registered Public Accounting Firm to be filed by amendment.

		(ii)	Power of Attorney executed by Mariann Byerwalter, dated January 8, 2008, is incorporated herein by reference to Exhibit (q)(i) of PEA No. 68.

		(iii)	Power of Attorney executed by William A. Hasler, dated January 15, 2008, is incorporated herein by reference to Exhibit (q)(ii) of PEA No. 68.

		(iv)	Power of Attorney executed by Donald R. Stephens, dated January 23, 2008, is incorporated herein by reference to Exhibit (q)(v) of PEA No. 68.

		(v)	Power of Attorney executed by Michael W. Wilsey, dated January 14, 2008, is incorporated herein by reference to Exhibit (q)(vi) of PEA No. 68.

		(vi)	Power of Attorney executed by Gerald B. Smith, dated January 16, 2008, is incorporated herein by reference to Exhibit (q)(vii) of PEA No. 68.

		(vii)	Power of Attorney executed by Charles R. Schwab, dated January 14, 2008, is incorporated herein by reference to Exhibit (q)(viii) of PEA No. 68.

		(viii)	Power of Attorney executed by Randall W. Merk, dated January 4, 2008, is incorporated herein by reference to Exhibit (q)(ix) of PEA No. 68.

		(ix)	Power of Attorney executed by George Pereira, dated January 3, 2008, is incorporated herein by reference to Exhibit (q)(x) of PEA No. 68.

		(x)	Power of Attorney executed by Walter W. Bettinger, II, dated January 4, 2008, is incorporated herein by reference to Exhibit (q)(xi) of PEA No. 68.

		(xi)	Power of Attorney executed by Joseph Wender, dated January 11, 2008, is incorporated herein by reference to Exhibit (q)(xii) of PEA No. 68.

		(xii)	Power of Attorney executed by John F. Cogan, dated January 10, 2008, is incorporated herein by reference to Exhibit (q)(xiii) of PEA No. 68.

(k)	Omitted Financial Statements		Inapplicable.

(l)	Initial Capital Agreements	(i)	Purchase Agreement between Registrant and Schwab relating to the Schwab U.S. Treasury Money Fund is incorporated herein by reference to Exhibit (13)(a) of PEA No. 33.

		(ii)	Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund is incorporated herein by reference to Exhibit (13)(b) of PEA No. 33.

		(iii)	Purchase Agreement between Registrant and Schwab relating to the Schwab Investor Money Fund and the Schwab Retirement Advantage Money Fund is incorporated herein by reference to Exhibit (13)(c) of PEA No. 33.

		(iv)	Purchase Agreement between Registrant and Schwab relating to the Schwab New York AMT Tax-Free Money Fund is incorporated herein by reference to Exhibit (13)(d) of PEA No. 33.

		(v)	Purchase Agreement between Registrant and Schwab relating to the Schwab Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(e) of PEA No. 33.

		(vi)	Purchase Agreement between Registrant and Schwab relating to the Schwab California Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(f) of PEA No. 33.

		(vii)	Purchase Agreement between Registrant and Schwab relating to the Schwab New York AMT Tax-Free Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(g) of PEA No. 33.

		(viii)	Purchase Agreement between Registrant and Schwab relating to the Schwab New Jersey AMT Tax-Free Money Fund is incorporated herein by reference to Exhibit (13)(i) of PEA No. 33.

		(ix)	Purchase Agreement between Registrant and Schwab relating to the Schwab Pennsylvania Municipal Money Fund is incorporated herein by reference to Exhibit (13)(j) of PEA No. 33.

(x)	Form of Purchase Agreement between Registrant and Schwab relating to the Schwab AMT Tax-Free Money Fund is incorporated herein by reference to Exhibit (13)(k) of Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on December 3, 1997.

(xi)	Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund - Institutional Shares is incorporated herein by reference to Exhibit (l)(xii) of Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on November 15, 2002.

(xii)	Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund - Select Shares® is incorporated herein by reference to Exhibit (l)(xiv) of Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on February 24, 2003.

(xiii)	Purchase Agreement between Registrant and Schwab relating to the Schwab Massachusetts AMT Tax-Free Money Fund is incorporated herein by reference to Exhibit (l)(xiv) of Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on May 8, 2003 (hereinafter referred to as “PEA No. 52”).

(xiv)	Purchase Agreement between Registrant and Schwab relating to the Schwab Municipal Money Fund - Institutional Shares and Select Shares is incorporated herein by reference to Exhibit (l)(xv) of PEA No. 52.

(xv)	Purchase Agreement between Registrant and Schwab relating to the Schwab Cash Reserves — Sweep Shares and Schwab Advisor Cash Reserves — Sweep Shares and Premier Sweep Shares is incorporated herein by reference to Exhibit (l)(xvi) of Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on July 8, 2004.

(xvi)	Purchase Agreement between Registrant and Schwab relating to the Schwab California AMT Tax-Free Money Fund — Value Advantage Shares is incorporated herein by reference to Exhibit (l)(xvi) of PEA No. 68.

(m)	Rule 12b-1 Plan		Inapplicable.

(n)	Rule 18f-3 Plan		Amended and Restated Multiple Class Plan, adopted on October 20, 1989, amended and restated as of July 1, 2009, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, (File No. 811-5954), electronically filed with the SEC on February 4, 2010.

(o)	Reserved

(p)	Code of Ethics	(i)	Code of Ethics adopted by Registrant, the Investment Adviser and Schwab, dated October 23, 2009 is incorporated herein by reference to Exhibit (p) of Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, (File No. 811-5954), electronically filed with the SEC on February 4, 2010.

Item 29. Persons Controlled by or under Common Control with Registrant.
Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Schwab Strategic Trust is a Delaware statutory trust registered under the 1940 Act. Each is advised by the Investment Adviser and Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios employ Schwab as principal underwriter. As a result, Schwab Strategic Trust, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios may be deemed to be under common control with Registrant. The Investment Adviser and Schwab are both wholly owned subsidiaries of The Charles Schwab Corporation. Charles R. Schwab is the founder and Chairman of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the Investment Adviser and Schwab.
Item 30. Indemnification.
Article VIII of Registrant’s Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.
Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Manager
Registrant’s investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust, each an open-end management investment company. The principal place of business of the investment adviser is 211 Main Street, San Francisco, California 94105. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Schwab Strategic Trust, investment adviser of Laudus Trust and Laudus Institutional Trust and any other investment companies that Schwab may sponsor in the future and an investment adviser to certain non-investment company clients.
The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser (CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below.

Name and Position
with Adviser	Name of Other Company	Capacity

Charles R. Schwab, Chairman	Charles Schwab & Co., Inc.	Chairman and Director

	The Charles Schwab Bank, N.A.	Chairman, Director

	The Charles Schwab Corporation	Chairman

	Schwab Holdings, Inc.	Chief Executive Officer

	Schwab International Holdings, Inc.	Chairman and Chief Executive Officer

	Schwab (SIS) Holdings, Inc. I	Chairman and Chief Executive Officer

	Charles Schwab Holdings (UK)	Chairman

	Schwab Charitable Fund	Director

	Charles and Helen Schwab Foundation	Director

	The Charles Schwab Foundation	Chairman and Director

	All Kinds of Minds	Director

Name and Position
with Adviser	Name of Other Company	Capacity

	President’s Advisory Council on Financial Literacy	Chairman

	San Francisco Museum of Modern Art	Chairman

Randall W. Merk Director, President and Chief Executive Officer	Charles Schwab & Co., Inc.	Executive Vice President

	Laudus Funds	Trustee

	Schwab Funds	President and Chief Executive Officer

	Schwab ETFs	President and Chief Executive Officer

	Charles Schwab Worldwide Funds, PLC	Director

	Charles Schwab Asset Management (Ireland) Limited	Director

Koji E. Felton, Senior Vice President, Chief Counsel and Corporate Secretary	Charles Schwab & Co., Inc.	Senior Vice President, Deputy General Counsel

	Schwab Funds	Secretary and Chief Legal Officer

	Schwab ETFs	Secretary and Chief Legal Officer

Jeffrey M. Mortimer, Senior Vice President and Chief Investment Officer, Equities and Fixed Income	Schwab Funds	Senior Vice President and Chief Investment Officer

	Schwab ETFs	Senior Vice President and Chief Investment Officer

Name and Position
with Adviser	Name of Other Company	Capacity

	Laudus Funds	President, Chief Executive Officer and Chief Investment Officer

George Pereira, Senior Vice President and Chief Financial Officer	Schwab Funds	Treasurer and Principal Financial Officer

	Schwab ETFs	Treasurer and Principal Financial Officer

	Laudus Funds	Treasurer and Chief Financial Officer

	Charles Schwab Worldwide Funds, PLC	Director

	Charles Schwab Asset Management (Ireland) Limited	Director

Michael Hogan, Chief Compliance Officer	Charles Schwab & Co., Inc.	Senior Vice President and Chief Compliance Officer

	Schwab Funds	Chief Compliance Officer

	Schwab ETFs	Chief Compliance Officer

	Laudus Funds	Chief Compliance Officer
Item 32. Principal Underwriters.
          (a) Schwab acts as principal underwriter and distributor of Registrant’s shares. Schwab also acts as principal underwriter for the Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios and may act as such for any other investment company which Schwab may sponsor in the future.
          (b) Information with respect to Schwab’s directors and officers is as follows:

Position and Offices
Name	Position and Offices with the Underwriter	with the Fund
Charles R. Schwab	Chairman	Chairman and Trustee

Walter Bettinger II	President and Chief Executive Officer	Trustee

Jay Allen	Executive Vice President, Human Resources	None

Benjamin Brigeman	Executive Vice President, Investor Services	None

John Clendening	Executive Vice President, Shared Strategic Services	None

Carrie Dwyer	Executive Vice President, Corporate Oversight	None

Position and Offices
Name	Position and Offices with the Underwriter	with the Fund
Lisa Hunt	Executive Vice President, Schwab Investor Development	None

Jan Hier-King	Executive Vice President, Shared Support Services	None

Joseph Martinetto	Executive Vice President and Chief Financial Officer	None

James McCool	Executive Vice President, Institutional Services	None

Randall W. Merk	Executive Vice President, Investment Management Services	President and Chief Executive Officer

Becky Saeger	Executive Vice President, Chief Marketing Officer	None
     The principal business address of all directors and officers of Schwab is 211 Main Street, San Francisco, CA 94105.
          (c) None.
Item 33. Location of Accounts and Records.
All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant and Registrant’s investment adviser and administrator, Charles Schwab Investment Management, Inc., 211 Main Street, San Francisco, California 94105; Registrant’s principal underwriter, Charles Schwab & Co., Inc., 211 Main Street, San Francisco, California, 94105; Registrant’s Custodian/Fund Accountant: State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.
Item 34. Management Services.
Not applicable.
Item 35. Undertakings.
Not applicable.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 74 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 2nd day of April, 2010.

THE CHARLES SCHWAB FAMILY OF FUNDS Registrant
Charles R. Schwab*
Charles R. Schwab, Chairman and Trustee

     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 2nd day of April, 2010.

Signature	Title

Charles R. Schwab* Charles R. Schwab	Chairman and Trustee

Walter W. Bettinger, II* Walter W. Bettinger, II	Trustee

Mariann Byerwalter* Mariann Byerwalter	Trustee

John F. Cogan* John F. Cogan	Trustee

William A. Hasler* William A. Hasler	Trustee

Gerald B. Smith* Gerald B. Smith	Trustee

Donald R. Stephens* Donald R. Stephens	Trustee

Joseph H. Wender* Joseph H. Wender	Trustee

Michael W. Wilsey* Michael W. Wilsey	Trustee

Randall W. Merk* Randall W. Merk	President and Chief Executive Officer

George Pereira* George Pereira	Treasurer and Principal Financial Officer

*By:	/s/ Timothy W. Levin Timothy W. Levin, Attorney-in-Fact
Pursuant to Power of Attorney

Exhibit Index

Ex. No.	Document

(d)(xi)	Expense Waiver Reimbursement Agreement